Litigation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments and Contingencies/Litigation [Abstract]
Litigation
21.	Litigation

There have been no material changes in the legal proceedings to which BFC and its wholly owned subsidiaries (including Woodbridge and its subsidiaries) are subject from those previously disclosed in Note 37 to BFC’s audited consolidated financial statements, which are included in this joint proxy statement/prospectus, Note 20 to our unaudited consolidated financial statements included in our Quarterly Report on Form 10-Q for quarter ended March 31, 2011 and Note 19 included in our Quarterly Report on Form 10-Q for the quarter ended June 30, 2011. Reserves are accrued for amounts in which it is probable that a loss will be incurred and the amount of such loss can be reasonably estimated. BFC accrued $4.6 million for pending legal proceedings as of September 30, 2011, all of which related to the Woodbridge appraisal rights litigation described herein. BFC believes that it has meritorious defenses in the pending legal actions and that reasonably possible losses arising from pending legal matters, in excess of the amounts currently accrued, if any, will not have a material impact on BFC’s financial statements. However, due to the significant uncertainties involved in these legal matters, the actual losses which may be incurred by BFC cannot be predicted.

See Note 15 to these unaudited consolidated financial statements for information relating to BankAtlantic Bancorp’s and Bluegreen’s material claims and proceedings.

37.	Litigation

BFC and its Wholly Owned Subsidiaries

Appraisal Rights

Under Florida law, holders of Woodbridge’s Class A Common Stock who did not vote to approve our merger with Woodbridge and who properly asserted and exercised their appraisal rights with respect to their shares (“Dissenting Holders”) are entitled to receive a cash payment in an amount equal to the fair value of their shares (as determined in accordance with the provisions of Florida law) in lieu of the shares of BFC’s Class A Common Stock which they would otherwise have been entitled to receive. Dissenting Holders, who owned in the aggregate approximately 4.6 million shares of Woodbridge’s Class A Common Stock, provided written notice to Woodbridge regarding their intent to exercise their appraisal rights. In accordance with Florida law, Woodbridge provided written notices and required forms to the Dissenting Holders setting forth, among other things, its determination that the fair value of Woodbridge’s Class A Common Stock immediately prior to the effectiveness of the merger was $1.10 per share. Dissenting Holders were required to return their appraisal forms by November 10, 2009 and indicate on their appraisal forms whether the Dissenting Holder chose to (i) accept Woodbridge’s offer of $1.10 per share or (ii) demand payment of the fair value estimate determined by the Dissenting Holder plus interest. One Dissenting Holder which held approximately 400,000 shares of Woodbridge’s Class A Common Stock has withdrawn its shares from the appraisal rights process, while the remaining Dissenting Holders, who collectively held approximately 4.2 million shares of Woodbridge’s Class A Common Stock, have rejected Woodbridge’s offer of $1.10 per share and requested payment for their shares based on their respective fair value estimates of Woodbridge’s Class A Common Stock. In December 2009, the Company recorded a $4.6 million liability with a corresponding reduction to additional paid-in capital representing, in the aggregate, Woodbridge’s offer to the Dissenting Holders. The appraisal rights litigation thereafter commenced and is currently ongoing. The outcome of the litigation is uncertain and there is no assurance as to the amount of cash that will be required to be paid to the Dissenting Holders, which amount may be greater than the $4.6 million that we have accrued.

National Bank of South Carolina v. Core Communities of South Carolina, LLC, et al., South Carolina Court of Common Pleas, Fourteenth Judicial Circuit

On January 13, 2010, National Bank of South Carolina filed a complaint in the South Carolina Court of Common Pleas, Fourteenth Judicial Circuit, to commence foreclosure proceedings related to property at Tradition Hilton Head which served as collateral under a note and mortgage executed and delivered by Core South Carolina, LLC, a wholly owned subsidiary of Core, in favor of the lender. Core was secondarily liable as a guarantor for the loan, and Synovus Bank (successor by merger to National Bank of South Carolina) commenced an action to enforce Core’s guarantee. With Core’s concurrence, the property which served as collateral for the loan was placed under the control of a court-appointed receiver. During December 2010, Core and Core South Carolina, on the one hand, and Synovus Bank, on the other hand, executed agreements, including, without limitation, a Deed in Lieu of Foreclosure Agreement, which resolved the pending litigation and foreclosure disputes between them. Pursuant to the agreements, (i) Core South Carolina transferred to Synovus Bank all of Core South Carolina’s right, title and interest in and to the property which served as collateral for the loan as well as certain additional real and personal property which had a book value as of September 30, 2010 of approximately $1.0 million, and (ii) Synovus Bank released Core and Core South Carolina from any claims arising from or relating to the loan.

Investors Warranty of America, Inc. v. Core Communities of South Carolina, LLC and Core Communities, LLC, et. al., Circuit Court, Jasper County, South Carolina, and

Investors Warranty of America, Inc. v. Core Communities, LLC and Horizons Acquisition 5, LLC, Circuit Court of the Nineteenth Judicial Circuit in and for St. Lucie County, Florida

On April 7, 2010, Investors Warranty of America filed a complaint with the Circuit Court of Jasper County, South Carolina to commence foreclosure proceedings related to property at Tradition Hilton Head which served as collateral for a loan to Core and its subsidiary with a balance of approximately $27.2 million at March 31, 2010. On April 8, 2010, Investors Warranty of America filed a complaint with the Circuit Court of the Nineteenth Judicial Circuit in and for St. Lucie County, Florida to commence foreclosure proceedings related to property at Tradition, Florida which served as collateral for a loan to Core and its subsidiary with a balance of approximately $86.5 million at March 31, 2010. Investors Warranty of America subsequently assigned and conveyed its interests in both the Florida and South Carolina loan facilities to PSL Acquisitions, LLC (“PSLA”). On November 8, 2010, Core and its applicable subsidiaries, on the one hand, and PSLA, on the other hand, executed an agreement to resolve the disputes between them. Pursuant to the agreement, Core and its subsidiaries (i) pledged additional collateral to PSLA consisting of membership interests in certain subsidiaries of Core, (ii) granted security interests in the acreage owned by the subsidiaries in Port St. Lucie, Florida, substantially all of which is undeveloped raw land, (iii) agreed to an the amendment of the complaint related to the Florida foreclosure action to include this additional collateral and (iv) agreed to an entry into consensual judgments of foreclosure in both foreclosure actions. PSLA agreed not to enforce a deficiency judgment against Core and, during February 2011, has released Core, BFC and each of their affiliates from any claims arising from or relating to the loans.

AmTrust Bank v. Woodbridge Holdings, LLC and Carolina Oak Homes, LLC, United States District Court for the Southern District of Florida

During November 2009, AmTrust Bank filed a two count complaint against Woodbridge and Carolina Oak, alleging default under a promissory note and breach of a guaranty related to an approximately $37.2 million loan that is collateralized by property owned by Carolina Oak. During December 2009, the OTS closed AmTrust and appointed the FDIC as receiver. On March 3, 2010, the FDIC filed a motion to substitute as the real party in interest and filed a notice of removal. The FDIC subsequently sold the loan to an investor group. While there may have been an issue with respect to compliance with certain covenants in the loan documents, we do not believe that an event of default occurred. Through participation in a court-ordered mediation of this matter, the parties agreed to tentative terms to settle the matter and are currently negotiating a formal settlement agreement. It is currently expected that this settlement agreement, if finalized, will provide for (i) Woodbridge to pay $2.5 million to the investor group, (ii) Carolina Oak to convey to the investor group the real property securing the loan via a stipulated foreclosure or deed in lieu, (iii) the investor group to release Woodbridge and Carolina Oak from their obligations relating to the debt or, alternatively, to agree not to pursue certain remedies, including a deficiency judgment, that would otherwise be available to them, in each case subject to certain conditions, and (iv) the litigation to be dismissed. There is no assurance that the settlement will be finalized on the contemplated terms, or at all.

Class Action Litigation

On January 25, 2008, plaintiff Robert D. Dance filed a purported class action complaint as a putative purchaser of securities against Woodbridge and certain of its officers and directors, asserting claims under the federal securities law and seeking damages. This action was filed in the United States District Court for the Southern District of Florida and is captioned Dance v. Levitt Corp. et al., No. 08-CV-60111-DLG. The securities litigation purports to be brought on behalf of all purchasers of Woodbridge’s securities beginning on January 31, 2007 and ending on August 14, 2007. The complaint alleges that the defendants violated Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 promulgated thereunder by issuing a series of false and/or misleading statements regarding financial results, prospects and condition.

Surety Bond Claim (Westchester Fire Insurance Company v. City of Brooksville)

This litigation arose from a dispute regarding liability under two performance bonds for infrastructure issued in connection with a plat issued by the City of Brooksville for a single family housing project that was not commenced. The project had been abandoned by Levitt and Sons prior to its bankruptcy filing as non-viable as a consequence of the economic downturn and, in connection with the Levitt and Sons bankruptcy, the mortgagee, Key Bank, was permitted by agreement to initiate and conclude a foreclosure leading to the acquisition of the property by Key Bank’s subsidiary. The City of Brooksville contended that, notwithstanding that the development had not proceeded and was not likely to proceed at any known time in the future, it was entitled to recover the face amount of the bonds in the approximate amount of $5.4 million. Woodbridge filed a suit for declaratory judgment (in the name of its surety, Westchester) against the City of Brooksville contending that the obligation under the bonds had terminated. In August 2010, Woodbridge was granted a motion for summary judgment. Subsequent to the motion being granted, the municipality appealed the decision.

Bluegreen

Tennessee Tax Audit

In 2005, the State of Tennessee Audit Division (the “Division”) audited certain subsidiaries within Bluegreen Resorts for the period from December 1, 2001 through December 31, 2004. On September 23, 2006, the Division issued a notice of assessment for approximately $652,000 of accommodations tax based on the use of Bluegreen Vacation Club accommodations by Bluegreen Vacation Club members who became members through the purchase of non-Tennessee property. Bluegreen believes the attempt to impose such a tax is contrary to Tennessee law and have vigorously opposed, and intend to continue to vigorously oppose, such assessment by the Division. An informal conference was held in December 2007 to discuss this matter with representatives of the Division. No formal resolution of the issue was reached during the conference and no further action has to date been initiated by the State of Tennessee. While the timeshare industry has been successful in challenging the imposition of sales taxes on the use of accommodations by timeshare owners, there is no assurance that we will be successful in contesting the current assessment.

Destin, Florida Deposit Dispute Lawsuit

In Cause No. 2006-Ca-3374, styled Joseph M. Scheyd, Jr., P.A. vs. Bluegreen Vacations Unlimited, Inc.; Hubert A. Laird; and MSB of Destin, Inc., in the Circuit Court of the First Judicial Circuit in and for Okaloosa County, Florida, the Plaintiff as escrow agent brought an interpleader action seeking a determination as to whether Bluegreen, as purchaser, or Hubert A. Laird and MSB of Destin, Inc. as seller, were entitled to the $1.4 million escrow deposit being maintained with the escrow agent pursuant to a purchase and sale contract for real property located in Destin, Florida. Both Bluegreen and the seller brought cross-claims for breach of the underlying purchase and sale contract. The seller’s complaint, as amended, includes a fraud allegation, contends that Bluegreen failed to perform under the terms of the purchase and sale contract and claims entitlement to the full amount in escrow. Bluegreen maintains that its decision not to close on the purchase of the property was proper under the terms of the purchase and sale contract and therefore are entitled to a return of the full escrow deposit. A trial date of May 31, 2011 has been set for this matter. Bluegreen believes the seller’s allegations are without merit and intends to vigorously defend this claim.

Inquiry into Consumer Matters by the Office of the Florida Attorney General

The Office of the Attorney General for the State of Florida (the “AGSF”) has advised Bluegreen that it has accumulated a number of consumer complaints since 2005 against Bluegreen and/or its affiliates related to its timeshare sales and marketing, and has requested that Bluegreen respond on a collective basis as to how it had or would resolve the complaints. Bluegreen has determined that many of these complaints were previously addressed and/or resolved by Bluegreen. The AGSF has also requested that Bluegreen enter into a written agreement in which the parties establish a process and timeframe for determining consumer eligibility for relief (including where applicable monetary restitution, if any). Bluegreen does not believe this matter will have a material effect on Bluegreen’s results of operations, financial condition or its sales and marketing activities in Florida.

Other Matters

In addition to the matters disclosed above, from time to time in the ordinary course of business Bluegreen receives individual consumer complaints, as well as complaints received through regulatory and consumer agencies, including Offices of State Attorney Generals. Bluegreen takes these matters seriously and attempts to resolve any such issues as they arise. Bluegreen’s goal is to cooperate fully with regulatory and consumer agencies with respect to any inquiries it receives.

Mountain Lakes Mineral Rights

Bluegreen Southwest One, L.P., (“Southwest”), a subsidiary of Bluegreen Corporation, is the developer of the Mountain Lakes subdivision in Texas. In Cause No. 28006, styled Betty Yvon Lesley et a1. v. Bluff Dale Development Corporation, Bluegreen Southwest One. L.P. et al., in the 266th Judicial District Court, Erath County, Texas, the plaintiffs filed a declaratory judgment action against Southwest seeking to develop their reserved mineral interests in, on and under the Mountain Lakes subdivision. The plaintiffs’ claims are based on property law, oil and gas law, contract and tort theories. The property owners association and some of the individual landowners have filed cross actions against Bluegreen, Southwest and individual directors of the property owners association related to the mineral rights and certain amenities in the subdivision as described below. On January 17, 2007, the court ruled that the restrictions placed on the development that prohibited oil and gas production and development were invalid and not enforceable as a matter of law, that such restrictions did not prohibit the development of the plaintiffs’ prior reserved mineral interests and that Southwest breached its duty to lease the minerals to third parties for development. The court further ruled that Southwest was the sole holder of the right to lease the minerals to third parties. The order granting the plaintiffs’ motion was severed into a new cause styled Cause No. 28769 Betty Yvon Lesley et a1. v. Bluff Dale Development Corporation, Bluegreen Southwest One. L.P. et al. in the 266th Judicial District Court, Erath County, Texas. Southwest appealed the trial court’s ruling. On January 22, 2009, in Bluegreen Southwest One, L.P. et al. v. Betty Yvon Lesley et al., in the 11th Court of Appeals, Eastland, Texas, the Appellate Court reversed the trial court’s decision and ruled in Southwest’s favor and determined that all executive rights were owned by Southwest and then transferred to the individual property owners in connection with the sales of land. All property owner claims were decided in favor of Southwest. It was also decided that Southwest did not breach a fiduciary duty to the plaintiffs as an executive rights holder. On May 14, 2009, the plaintiffs filed an appeal with the Texas Supreme Court asking the Court to reverse the Appellate Court’s decision in favor of Southwest. On September 15, 2010 the Court heard oral arguments on whether to reverse or affirm the Appellate Court’s decision. No information is available as to when the Texas Supreme Court will render a decision on the appeal.

Marshall, et al. Lawsuit Regarding Community Amenities

On September 14, 2009, in Cause No. 09-09-08763-CV, styled William Marshall and Patricia Marshall, et al. v Bluegreen Southwest One, L.P., Bluegreen Southwest Land, Inc., Bluegreen Corporation, Stephen Davis, and Bluegreen Communities of Texas, L.P., in the 284 th Judicial District of Montgomery County, Texas, the plaintiffs brought suit alleging fraud, negligent misrepresentation, breach of contract, and negligence with regards to the Ridgelake Shores subdivision, developed in Montgomery County, Texas, specifically, the usability of the lakes within the community for fishing and sporting and the general level of quality at the community. The lawsuit sought material damages and the payment of costs to remediate the lake. On September 10, 2010, a tentative settlement of this matter was reached, pursuant to which Bluegreen agreed to pay $0.3 million to provide for improvements to the fish habitat and general usability of the lake environment. The settlement agreement has since been fully executed and as of December 31, 2010, Bluegreen has paid $0.2 million of the agreed upon settlement payment. Bluegreen has accrued the remaining $0.1 million due. Improvements to the lake are ongoing and Bluegreen will disburse the remaining funds as they are needed to complete the improvements.

Schawrz, et al. Lawsuit Regarding Community Amenities

On September 18, 2008, in Cause No. 2008-5U-CV-1358-WI, styled Paul A. Schwarz and Barbara S. Schwarz v. Bluegreen Communities of Georgia, LLC and Bluegreen Corporation, in the United States District Court for the Southern District of Georgia, Brunswick Division, the plaintiffs brought suit alleging fraud and misrepresentation with regards to the construction of a marina at the Sanctuary Cove subdivision located in Camden County, Georgia. The plaintiffs subsequently withdrew the fraud and misrepresentation counts and filed a count alleging violation of racketeering laws, including mail fraud and wire fraud. On January 25, 2010, the plaintiffs filed a second complaint seeking approval to proceed with the lawsuit as a class action on behalf of more than 100 persons claimed to have been harmed by the alleged activities in a similar manner. Bluegreen has filed a response with the Court in opposition to class certification. No decision has yet been made by the Court as to whether they will certify a class. Bluegreen denies the allegations and intend to vigorously defend the lawsuit.

Community Cable Service, LLC Lawsuit

On June 3, 2010, in Case No. 16-2009-CA-008028, styled Community Cable Service, LLC v. Bluegreen Communities of Georgia, LLC and Sanctuary Cove at St. Andrews Sound Community Association, Inc., a/k/a Sanctuary Cove Home Developers Association, Inc., in the Circuit Court of the Fourth Judicial Circuit in and for Duval County, Florida, the plaintiffs filed suit alleging breach by the Bluegreen Communities of Georgia and the community association of a bulk cable TV services contract at Bluegreen’s Sanctuary Cove single family residential community being developed in Waverly, Georgia. In its complaint, the plaintiffs alleged that approximately $0.2 million in unpaid bulk cable fees are due from the defendants, and that the non-payment of fees will continue to accrue on a monthly basis. Bluegreen and the community association allege incomplete performance under the contract by the plaintiffs and that the cable system installed was inferior and did not comply with the requirements of the contract. The case went to mediation on September 20, 2010, but no resolution was reached. A trial date has been set for May 5, 2011 in this matter. Bluegreen intends to vigorously defend the lawsuit.